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[PHOTO: Wall of Educational Institution]

Semiannual Report June 30, 2000

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THE
MASSACHUSETTS
HEALTH &
EDUCATION
TAX-EXEMPT
TRUST

[LOGO: 75th Anniversary]

[PHOTO: Boston, MA Skyline]



The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2000

INVESTMENT UPDATE

[PHOTO WITH CAPTION "ROBERT B. MACINTOSH, PORTFOLIO MANAGER"]

Investment Environment
-----------------------------------------------------------------------------
* The Massachusetts economy has continued to advance in 2000, adding around 70,000 new jobs in the past year. Financial services, retail trade, health services and technology were again among the largest sources of new jobs. The June 2000 unemployment rate was 2.6%, down from the 3.2% rate of a year ago.

* The Massachusetts technology sector continued to benefit from an infusion of both public and private investment. According to the Massachusetts Technology Collaborative, the Commonwealth led the nation in federal R&D spending in 1999, while drawing $3.7 billion in venture capital, second only to California.

* Recent signs suggest that rising interest rates and declining wealth levels could moderate the Massachusetts economy. Single-family home sales declined 18% in April from the same period a year ago, while consumer sentiment weakened slightly.

The Trust
-----------------------------------------------------------------------------
Management Discussion

* In very light trading, escrowed bonds were the Trust's largest weighting and provided some support in a difficult market. An issue for Atlanticare Medical Center is prerefunded to 2003. Backed by U.S. Treasuries, it has exhibited less volatility while carrying a very attractive 8.00% coupon.

* The Trust maintained a significant exposure to education bonds, including colleges and secondary schools. In a difficult climate for hospital bonds and "Big Dig"-related issues, education bonds were attractive for their dependable tuition revenues.

* The Trust remained very selective with respect to its hospital investments. Management focused on premier institutions, including an insured* issue for world-renowned Dana Farber Cancer Institute.

  Performance for the Past Six Months

* Based on share price, the Trust had a total return of 10.99% for the six months ended June 30, 2000. That return was the result of an increase in share price from $11.50 on December 31, 1999 to $12.375 on June 30, 2000, and the reinvestment of $0.3822 in regular monthly dividends.

* Based on net asset value, the Trust had a total return of 4.31% for the six months ended June 30, 2000. That return was the result of an increase in net asset value from $12.45 on December 31, 1999 to $12.59 on June 30, 2000, and the reinvestment of all distributions.

* Based on the most recent dividend and a share price of $12.375, the Trust had a market yield of 6.18% at June 30, 2000.1 The Trust's market yield is equivalent to a taxable yield of 10.87%.2

* On June 30, 2000, the Trust's closing share price on the American Stock Exchange was $12.375, representing a 1.7% discount to the Trust's net asset value.


Rating Distribution3
-----------------------------------------------------------------------------
By total investments

[PIE CHART divided proportionally as follows: AAA - 37.1%, AA - 13.8%, A - 10.7%, BBB - 18.9%, BB - 1.1%, Non-Rated+ - 18.4%]

-----------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will change.
-----------------------------------------------------------------------------


Trust Information
as of June 30, 2000

Performance4
-----------------------------------------------------------------------------
Average Annual Total Returns (by share price, American Stock Exchange)
One Year                       -4.44%
Five Years                      6.89
Life of Fund (7/30/93)          2.93

Average Annual Total Returns (by net asset value)
-----------------------------------------------------------------------------
One Year                       -0.35%
Five Years                      6.44
Life of Fund (7/30/93)          4.31


Trust Overview3
-----------------------------------------------------------------------------
Number of Issues                  46
Average Maturity           19.4 Yrs.
Effective Maturity         12.6 Yrs.
Average Rating                    A+
Average Call                4.8 Yrs.
Average Dollar Price          $97.26


1 The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

2 Taxable-equivalent yield assumes maximum 43.13% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

3 Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust. Rating
  Distribution and Trust Overview are subject to change.

4 Returns are historical and are calculated by determining the percentage change in net asset value and share price with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with this investment due to changes in market conditions.

+ In the opinion of management, 12% of the 18.4% non-rated portion of the Trust represents bonds that, if rated, would warrant an investment-grade rating.

Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.




The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2000

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)            Principal
---------------------------       Amount
                   Standard       (000's
Moody's            & Poor's      Omitted)   Security                                              Value
-------------------------------------------------------------------------------------------------------
Education -- 18.9%
-------------------------------------------------------------------------------------------------------
NR                 BBB-          $   750    Massachusetts DFA, Eastern Nazarene
                                            College, 5.625%, 4/1/29                         $   623,363
Baa2               BBB               550    Massachusetts DFA, Suffolk University,
                                            5.75%, 7/01/19                                      510,730
NR                 BBB               540    Massachusetts DFA Wheeler School,
                                            6.50%, 12/1/29                                      532,645
Baa2               NR                250    Massachusetts DFA, Xaverian Brothers
                                            High School, 5.65%, 7/01/29                         222,837
NR                 NR              1,650    Massachusetts HEFA, Wheaton College,
                                            6.00%,1/1/18(5)                                   1,521,647
A3                 A-              1,500    Massachusetts IFA, Clark University,
                                            7.00%, 7/1/12(5)                                  1,559,415
Baa1               BBB             2,110    Massachusetts IFA, Springfield College,
                                            5.625%, 9/15/10                                   2,071,303
Baa1               NR                400    Massachusetts IFA, Wentworth Institute
                                            of Technology, 5.75%, 10/1/28                       365,600
-------------------------------------------------------------------------------------------------------
                                                                                            $ 7,407,540
-------------------------------------------------------------------------------------------------------
Escrowed -- 21.1%
-------------------------------------------------------------------------------------------------------
NR                 NR            $ 2,105    Massachusetts HEFA, Atlanticare Medical
                                            Center, 8.00%, 12/01/13,
                                            Prerefunded to 12/1/03(5)                       $ 2,265,801
Aaa                AAA             1,380    Massachusetts HEFA, Boston College,
                                            (FGIC), 6.625%, 7/1/21,
                                            Prerefunded to 7/1/01                             1,436,152
Aa2                AA+             1,500    Massachusetts HEFA, Daughters Of Charity,
                                            6.10%, 7/1/14,
                                            Prerefunded to 7/1/06                             1,590,825
Baa3               NR              1,000    Massachusetts HEFA, Milford-Whitinsville
                                            Hospital, 7.75%, 7/15/17,
                                            Prerefunded to 7/15/02                            1,078,000
Aaa                NR                800    Massachusetts HEFA, Sisters of Providence
                                            Hospital, 6.625%, 11/15/22,
                                            Prerefunded to 11/15/04                             847,104
A1                 AA-             1,000    Massachusetts IFA, College of the Holy
                                            Cross, 6.45%, 1/1/12,
                                            Prerefunded to 1/1/02                             1,044,720
-------------------------------------------------------------------------------------------------------
                                                                                            $ 8,262,602
-------------------------------------------------------------------------------------------------------
Hospitals -- 7.4%
-------------------------------------------------------------------------------------------------------
NR                 NR            $   500    Massachusetts DFA, MCHSP,
                                            6.60%, 8/12/29                                  $   444,030
NR                 BBB+              650    Massachusetts HEFA, Cape Cod Health,
                                            5.45%, 11/15/23                                     518,180
Ba2                BB                495    Massachusetts HEFA, Learning Center
                                            for the Deaf, 6.125%, 7/1/29                        419,562
NR                 BBB-              400    Massachusetts HEFA, North Adams
                                            Hospital, 6.625%, 7/1/18                            367,760
A2                 A                 200    Massachusetts HEFA, South Shore
                                            Hospital, 5.75%, 7/01/29                            175,720
Aa2                NR              1,000    Massachusetts HEFA, Youville House,
                                            6.25%, 2/15/41                                      982,540
-------------------------------------------------------------------------------------------------------
                                                                                            $ 2,907,792
-------------------------------------------------------------------------------------------------------
Industrial Development Revenue -- 4.5%
-------------------------------------------------------------------------------------------------------
NR                 NR            $   250    Massachusetts IFA, American Water Co.,
                                            6.60%, 12/1/15                                  $   251,320
A3                 A               1,500    Massachusetts IFA, General Motors,
                                            5.55%, 4/1/09                                     1,496,265
-------------------------------------------------------------------------------------------------------
                                                                                            $ 1,747,585
-------------------------------------------------------------------------------------------------------
Insured Education -- 10.1%
-------------------------------------------------------------------------------------------------------
Aaa                AAA           $    40    Massachusetts HEFA, Boston College,
                                            (FGIC), 6.625%, 7/1/21                          $    41,509
Aaa                AAA             1,765    Massachusetts HEFA, Northeastern
                                            University, (MBIA), 6.55%, 10/1/22                1,853,815
Baa                AAA             1,000    Massachusetts HEFA, Suffolk University,
                                            (CLEE), 6.25%, 7/1/12                             1,033,680
Aaa                AAA             1,000    Massachusetts HEFA, Tufts University,
                                            (FGIC), 5.95%, 8/15/18                            1,009,470
-------------------------------------------------------------------------------------------------------
                                                                                            $ 3,938,474
-------------------------------------------------------------------------------------------------------
Insured Hospitals -- 17.1%
-------------------------------------------------------------------------------------------------------
Aaa                AAA           $ 1,725    Massachusetts HEFA, Addison Gilbert
                                            Hospital, (MBIA), 5.75%, 7/1/23                 $ 1,676,804
Aaa                AAA               800    Massachusetts HEFA, Baystate Medical
                                            Center, (FSA), 6.00%, 7/1/26                        803,272
Aaa                AAA             1,000    Massachusetts HEFA, Berkshire Health
                                            System, (MBIA), 6.00%, 10/1/19                    1,009,540
Aaa                AAA             1,250    Massachusetts HEFA, Dana Farber Cancer
                                            Institute, (FGIC), 6.00%, 12/1/10                 1,300,225
Aaa                AAA               500    Massachusetts HEFA, Mt. Auburn Hospital,
                                            (MBIA), 6.25%, 8/15/14                              525,730
Aaa                AAA             1,000    Massachusetts HEFA, North Shore Medical
                                            Center, (MBIA), 5.625%, 7/1/14                    1,004,040
NR                 AAA               395    Massachusetts HEFA, Valley Regional Health
                                            System, (CLEE), 5.75%, 7/1/18                       392,156
-------------------------------------------------------------------------------------------------------
                                                                                            $ 6,711,767
-------------------------------------------------------------------------------------------------------
Insured Special Tax -- 2.8%
-------------------------------------------------------------------------------------------------------
NR                 NR            $ 1,000    Puerto Rico IFA, (AMBAC), Variable Rate,
                                            7/01/28(6)(7)                                   $   795,790
NR                 AAA               420    Puerto Rico IFA, (AMBAC), Variable Rate,
                                            7/01/28(7)(8)                                       291,345
-------------------------------------------------------------------------------------------------------
                                                                                            $ 1,087,135
-------------------------------------------------------------------------------------------------------
Insured Transportation -- 2.2%
-------------------------------------------------------------------------------------------------------
NR                 A             $ 1,000    Rail Connections Inc MA, (ACA),
                                            0.00%, 7/1/19                                   $   297,200
NR                 A               2,000    Rail Connections Inc MA, (ACA),
                                            0.00%, 7/1/20                                       556,380
-------------------------------------------------------------------------------------------------------
                                                                                            $   853,580
-------------------------------------------------------------------------------------------------------
Insured Water & Sewer -- 2.5%
-------------------------------------------------------------------------------------------------------
Aaa                AAA           $ 1,000    Massachusetts Water Resources Authority,
                                            (FGIC), 5.75%, 8/1/39                           $   985,400
-------------------------------------------------------------------------------------------------------
Life Care -- 0.7%
-------------------------------------------------------------------------------------------------------
NR                 NR            $   350    Massachusetts IFA, Forge Hill,
                                            6.75%, 4/1/30                                   $   290,391
-------------------------------------------------------------------------------------------------------
Miscellaneous -- 1.4%
-------------------------------------------------------------------------------------------------------
NR                 BBB+          $   625    Massachusetts DFA, YMCA of Greater
                                            Boston, 5.45%, 11/1/28                          $   533,613
-------------------------------------------------------------------------------------------------------
Nursing Home -- 3.8%
-------------------------------------------------------------------------------------------------------
NR                 NR            $   295    Massachusetts DFA, Odd Fellows,
                                            6.25%, 1/1/15                                   $   262,853
NR                 NR                500    Massachusetts HEFA, Christopher House,
                                            6.875%, 1/1/29                                      454,770
NR                 NR                750    Massachusetts IFA, Age Institute of
                                            Massachusetts, 8.05%, 11/1/25                       776,670
-------------------------------------------------------------------------------------------------------
                                                                                            $ 1,494,293
-------------------------------------------------------------------------------------------------------
Solid Waste -- 1.1%
-------------------------------------------------------------------------------------------------------
NR                 BBB           $   500    Massachusetts DFA, Res Recovery Ogden
                                            Haverhill, 5.50%, 12/1/19                       $   422,860
-------------------------------------------------------------------------------------------------------
Transportation -- 1.6%
-------------------------------------------------------------------------------------------------------
NR                 AA-           $   830    Massachusetts Bay Transportation Authority,
                                            Variable Rate, 3/1/27(6)(7)                     $   632,983
-------------------------------------------------------------------------------------------------------
Water & Sewer -- 2.7%
-------------------------------------------------------------------------------------------------------
Aa3                AA+           $ 1,000    Massachusetts Water Pollution Abatement
                                            Trust, 6.375%, 2/1/15                           $ 1,058,110
-------------------------------------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.9%
  (identified cost $38,280,983)                                                             $38,334,125
-------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.1%                                                      $   813,218
-------------------------------------------------------------------------------------------------------
Net Assets -- 100%                                                                          $39,147,343
-------------------------------------------------------------------------------------------------------

Notes to Portfolio:

(1) Portfolio Overview (Unaudited):
    Number of Issues                                       46
    Average Maturity (Years)                             19.4 yrs
    Effective Maturity (Years)                           12.6 yrs
    Average Call (Years)                                  4.8 yrs
    Duration (Years)                                      7.6 yrs
    Average Rating                                         A+

(2) Health and Educational Obligors -- At June 30, 2000, the Trust held securities issued by health and educational obligors with a value of $31,012,859 (representing 80.9% of total investments).

(3) Insured Investments -- The Trust invests primarily in debt securities issued by the Commonwealth of Massachusetts and its municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2000, 39.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The Trust's insured securities by financial institution are as follows:

                                                                    Percentage
                                                                     of Total
                                                             Value  Investments
-------------------------------------------------------------------------------
Municipal Bond Insurance Association (MBIA)            $ 6,069,929     15.8%
Financial Guaranty Insurance Company (FGIC)              4,772,756     12.5%
College Construction Loan Insurance Corporation (CLEE)   1,425,836      3.7%
AMBAC Financial Group Inc. (AMBAC)                       1,087,135      2.8%
American Capital Access (ACA)                              853,580      2.2%
Financial Security Assurance Incorporated (FSA)            803,272      2.1%
-------------------------------------------------------------------------------
  Total Insured Securities                             $15,012,508     39.1%
-------------------------------------------------------------------------------


(4) Summary of Ratings:
                                                                    Percentage
                                 Number                              of Total
Ratings                        of Issues            Value           Investments
-------------------------------------------------------------------------------
AAA/Aaa                           15             $14,210,242           37.10%
AA/Aa                              5               5,309,178           13.80%
A/A                                5               4,084,980           10.70%
BBB/Baa                           11               7,246,891           18.90%
BB/Ba                              1                 419,562            1.10%
NR                                 9               7,063,272           18.40%
-------------------------------------------------------------------------------
Total                             46             $38,334,125          100.00%
-------------------------------------------------------------------------------

The ratings indicated are the most recent Moody's and Standard & Poor's ratings believed to be available at June 30, 2000. NR indicates no rating is available for the security. Ratings are generally ascribed to securities at time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no responsibility to do so, and the ratings indicated do not necessarily represent ratings the agencies would ascribe to these securities at June 30, 2000.


(5) Private Placement Securities -- Information relating to the initial acquisition and market valuation of private placement securities is presented below:

                                      Acquisition                  Percentage
                                          Cost        Value      of Net Assets
------------------------------------------------------------------------------
Massachusetts HEFA,
  Atlanticare Medical Center (AMC)
  (acquired 12/15/93)                  $2,450,000   $2,265,801        5.80%
Massachusetts HEFA, Wheaton College
  (acquired 1/12/98)                    1,750,000    1,521,647        3.90%
Massachusetts IFA, Clark University
  (acquired 12/15/94)                   1,519,125    1,559,415        4.00%
------------------------------------------------------------------------------
Total                                               $5,346,863       13.70%
------------------------------------------------------------------------------

AMC and Clark have no publicly offered securities of the same class as the private placement security held by the Trust. Wheaton College has outstanding publicly offered securities of the same class as the private placement security held by the Trust. The Trust will bear the costs, if any, relating to the disposition of the private placement securities, including costs associated with registering the securities under the Securities Act of 1933, if necessary.

(6) Security has been issued as an inverse floater bond.

(7) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(8) Security has been issued as a leveraged inverse floater.

The accompanying notes are an integral part of these financial statements.





The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2000

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of June 30, 2000 (Unaudited)

Assets
------------------------------------------------------------------------------
Total Investments, at value (identified cost, $38,280,983)         $38,334,125
Cash                                                                       618
Interest receivable                                                    846,697
Other assets                                                               517
------------------------------------------------------------------------------
Total assets                                                       $39,181,957
------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------
Accrued expenses and other liabilities                             $    34,614
------------------------------------------------------------------------------
Total liabilities                                                       34,614
------------------------------------------------------------------------------
Net Assets                                                         $39,147,343
------------------------------------------------------------------------------

Net Assets were comprised of:
------------------------------------------------------------------------------
Auction Preferred Shares, $0.01 par value; 400 shares
  authorized, 200 shares issued and outstanding at $50,000
  per share liquidation preference                                 $10,000,000
Common Shares, $0.01 par value; unlimited number of shares
  authorized, 2,314,859 shares issued and outstanding                   23,149
Additional paid-in capital                                          32,045,795
Accumulated net realized loss from investment transactions          (3,044,474)
Undistributed net investment income                                     69,731
Unrealized appreciation of investments                                  53,142
------------------------------------------------------------------------------
Net Assets                                                         $39,147,343
------------------------------------------------------------------------------
Net Assets applicable to preferred shareholders:
  Auction Preferred Shares at liquidation value                    $10,000,000
  Cumulative undeclared dividends                                        1,968
------------------------------------------------------------------------------
                                                                   $10,001,968
------------------------------------------------------------------------------
Net Assets applicable to common shareholders                        29,145,375
------------------------------------------------------------------------------
Total                                                              $39,147,343
------------------------------------------------------------------------------

Net asset value per common share
------------------------------------------------------------------------------
($29,145,375 divided by 2,314,859
  common shares issued and outstanding)                            $     12.59
------------------------------------------------------------------------------





Statement of Operations

For the Six Months Ended
June 30, 2000 (Unaudited)

Investment Income
------------------------------------------------------------------------------
Interest income                                                     $1,234,274

Expenses
------------------------------------------------------------------------------
Investment advisory fee                                             $   67,374
Administration fee                                                      28,870
Trustees fees                                                           14,877
Custodian and transfer agent fees                                       28,532
Legal and accounting services                                           16,563
Preferred share remarketing agent fee                                   12,397
Printing and postage                                                     9,581
Exchange membership fees                                                 3,719
Preferred shares auction agent fees                                      2,582
Miscellaneous                                                            4,166
------------------------------------------------------------------------------
Total operating expenses                                            $  188,661
------------------------------------------------------------------------------
Deduct -
  Reduction of custody fees                                              2,107
------------------------------------------------------------------------------
Total                                                               $    2,107
------------------------------------------------------------------------------
Net operating expenses                                              $  186,554
------------------------------------------------------------------------------
Net investment income                                               $1,047,720
------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
on Investments
------------------------------------------------------------------------------
Net realized loss from investment transactions                      $ (104,780)
Net change in unrealized appreciation of investments                   426,075
------------------------------------------------------------------------------
Net gain on investments                                             $  321,295
------------------------------------------------------------------------------
Net increase in net assets resulting from operations                $1,369,015
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2000

FINANCIAL STATEMENTS (cont'd)

Statement of Changes in Net Assets
                                                Six Months Ended
Increase (Decrease)                               June 30, 2000           Year Ended
in Net Assets                                      (Unaudited)         December 31, 1999
----------------------------------------------------------------------------------------
From Operations:
  Net investment income                            $ 1,047,720           $ 2,069,685
  Net realized gain (loss)                            (104,780)              183,693
  Net change in unrealized appreciation
    (depreciation)                                     426,075            (3,950,422)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                                  $ 1,369,015            (1,697,044)
----------------------------------------------------------------------------------------
Dividends and Distributions:
Preferred Shareholders -
  From net investment income                       $  (169,150)          $  (284,906)
Common Shareholders -
  From net investment income                          (884,739)           (1,732,987)
----------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                     $(1,053,889)          $(2,017,893)
----------------------------------------------------------------------------------------
Capital Share Transactions:
  Reinvestment of distributions to shareholders    $        --           $    43,260
----------------------------------------------------------------------------------------
  Net increase in net assets resulting from
    capital share transactions                     $        --           $    43,260
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets              $   315,126            (3,671,677)
----------------------------------------------------------------------------------------

Net Assets:
----------------------------------------------------------------------------------------
At beginning of period                             $38,832,217           $42,503,894
----------------------------------------------------------------------------------------
At end of period, including undistributed
  net investment income of $69,731
  and $75,900, respectively                        $39,147,343           $38,832,217
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2000

FINANCIAL STATEMENTS (cont'd)

Financial Highlights

Selected data for a common share outstanding during each period

                                                       Six Months
                                                            Ended
                                                          June 30,                       Year Ended December 31,
                                                             2000      -----------------------------------------------------------
                                                       (Unaudited)        1999        1998        1997        1996       1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period (common shares)       $ 12.45     $ 14.06     $ 13.90     $ 13.01     $ 13.24     $ 11.32
----------------------------------------------------------------------------------------------------------------------------------

Investment Operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      $  0.45(e)  $  0.89(e)  $  0.88(e)  $  0.88(e)  $  0.88(e)  $  0.84
Net realized and unrealized gain(loss) on investments         0.14       (1.63)       0.16        0.89       (0.27)       1.94
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $  0.59     $ (0.74)    $  1.04     $  1.77     $  0.61     $  2.78
----------------------------------------------------------------------------------------------------------------------------------

Less Distributions
----------------------------------------------------------------------------------------------------------------------------------
Preferred Shareholders:-
  From net investment income                               $ (0.07)    $ (0.12)    $ (0.14)    $ (0.14)    $ (0.13)    $ (0.15)(c)
Common Shareholders-
  From net investment income                                 (0.38       (0.75)      (0.74)      (0.74)      (0.71)      (0.69)
  Distributions in excess of net investment income              --          --          --          --          --       (0.02)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        $ (0.45)    $ (0.87)    $ (0.88)    $ (0.88)    $ (0.84)    $ (0.86)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period (Common shares)             $ 12.59     $ 12.45     $ 14.06     $ 13.90     $ 13.01     $ 13.24
----------------------------------------------------------------------------------------------------------------------------------
Per share market value, end of period (Common shares)      $12.375     $11.500     $14.875     $13.938     $12.125     $11.125
----------------------------------------------------------------------------------------------------------------------------------
Total investment return at Market Value                     10.99%     (18.23%)     12.05%      21.63%      15.61%      14.12%
----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                    $39,147     $38,832     $42,504     $42,082     $40,039     $40,553
Ratios: (as a percentage of average total net assets)
  Expenses (d)                                               0.98%(f)    0.97%       0.96%(b)    0.96%(b)    1.00%       1.17%(b)
  Expenses, after custodian fee reduction                    0.97%(f)    0.96%       0.95%(b)    0.95%(b)    0.98%          --
  Net investment income                                      5.45%(f)    5.05%       4.79%(b)    4.95%(b)    5.12%       5.01%(b)
Ratios: (as a percentage of average common net assets)
  Expenses (a)(d)                                            1.32%(f)    1.28%       1.25%(b)    1.27%(b)    1.34%       1.58%(b)
  Expenses, after custodian fee reduction (a)                1.31%(f)    1.27%       1.24%(b)    1.26%(b)    1.32%          --
  Net investment income (a)                                  7.35%(f)    6.68%       6.27%(b)    6.57%(b)    6.86%        6.75%(b)
Portfolio turnover rate                                         3%         32%         28%         20%         44%          28%
----------------------------------------------------------------------------------------------------------------------------------

The Financial Highlights summarize the impact of net investment income, gains (losses) and distributions on the Trust's net asset value per common share for the last 5 years.

The accompanying notes are an integral part of these financial statements.




The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2000

FINANCIAL STATEMENTS (cont'd)

Financial Highlights

(a) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average common net assets reflects the Trust's leveraged capital structure.

(b) Reflects expense waivers by the Advisor, Administrator, and/or Shareholder Servicing Agent during the period. If the Trust had borne all expenses for the year ended December 31, 1998 and the year ended December 31, 1997, net investment income per common share would have decreased by less than $0.01 during each period. If the Trust had borne all expenses for the year ended December 31, 1995, net investment income per common share would have decreased by $0.05.

(c) Includes distributions in excess of net investment income of $0.003 per common share.

(d) The annualized expense ratios for the year ended December 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Trust to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the period ended December 31, 1995 have not been adjusted to reflect this change.

(e) Computed using average shares outstanding throughout the period.

(f) Annualized

The accompanying notes are an integral part of these financial statements.



The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2000

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  General Information and
   Significant Accounting Policies
------------------------------------------------------------------------
The Massachusetts Health & Education Tax-Exempt Trust (the "Trust") is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Trust's investment objective is to earn a high level of current income exempt from regular Federal income taxes and Massachusetts personal income taxes consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in Massachusetts "investment grade" tax-exempt obligations issued on behalf of not-for-profit health and education institutions.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, in accordance with generally accepted accounting principles.

Securities Valuation. Municipal securities are normally valued at the mean between the quoted bid and asked prices obtained from a pricing service. Municipal securities which are not valued by a pricing service will be valued on the basis of three dealer quotes or, if such quotes are unavailable, such other available market information. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Futures and options on futures contracts traded on an exchange will be valued at last settlement price. In the event of unusual market disruptions affecting valuation, the Pricing Committee of the Trustees will be consulted.

Securities Transactions. Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

Interest Income. Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discounts on long term debt securities when required for federal income tax purposes.

Federal Income Taxes. The Trust has complied and intends to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies by distributing all of its income, including any net realized gains from investments, to shareholders. Therefore, no federal income tax provision is required. In addition, the Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal securities, which are exempt from regular federal and Massachusetts income taxes when received by the Trust, as exempt interest dividends.

At December 31, 1999, the Trust for federal income tax purposes had a capital loss carryover of $2,822,449, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryovers will expire on December 31, 2002 ($1,656,796) and December 31, 2003 ($1,165,653).

Expense Reductions. Investors Bank & Trust Company (IBT) serves the Trust as its Custodian and Transfer Agent. Pursuant to its service agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All significant credits used to reduce IBT's fee are reported as a reduction of expenses on the statement of operations.

Use of Estimates. The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

Interim Financial Statements. The interim financial statements relating to June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares
------------------------------------------------------------------------
The Trust currently has 200 Auction Preferred Shares outstanding. The Auction Preferred Shares are redeemable at the option of the Trust on any dividend payment date at the redemption price of $50,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Investment Company Act of 1940, the Trust is required to maintain asset coverage of at least 200% with respect to the Auction Preferred Shares as of the last business day of each month in which any Auction Preferred Shares are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the Auction Preferred Shares and in accordance with the guidelines prescribed by the rating agency. Should these requirements not be met, or should dividends accrued on the Auction Preferred Shares not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the Auction Preferred Shares. At June 30, 2000, there were no such restrictions on the Trust.

3  Distributions to Shareholders
------------------------------------------------------------------------
Distributions to common shareholders are recorded on the ex-dividend date and are paid on the last business day of each month. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on June 30, 2000 was 3.592%. For the six months ended June 30, 2000, the Trust paid dividends to Auction Preferred shareholders amounting to $169,150, representing an average APS dividend rate for such period of 3.40% (annualized).

4  Investment Advisory Fees and
   Other Transactions with Affiliates
------------------------------------------------------------------------
The Trust has entered into an Advisory Agreement with Eaton Vance Management ("Eaton Vance"), under which Eaton Vance will furnish the Trust with investment research and advisory services. For the six months ended June 30, 2000, the fee paid for such services amounted to $67,374 and was equivalent to 0.35% (annualized) of the average daily net assets of the Trust, including net assets attributable to any Auction Preferred Shares outstanding.

In addition, the Trust also entered into an Administration Agreement with Eaton Vance, under which Eaton Vance will manage and administer the Trust's business affairs and, in connection therewith, furnish for use of the Trust, office space and all necessary office facilities, equipment, and personnel for administering the affairs of the Trust. For the six months ended June 30, 2000, the fee paid for such services amounted to $28,870 and was equivalent to 0.15% (annualized) of the average daily net assets of the Trust, including net assets attributable to any Auction Preferred Shares outstanding.

Trustees who are not interested persons under the Investment Company Act of 1940 are eligible to receive an annual fee of $7,500 each.


5  Securities Transactions
------------------------------------------------------------------------
Purchases and sales (including maturities) of portfolio securities during the six months ended June 30, 2000, aggregated $1,194,400 and $1,343,120 respectively. There were no purchases and sales of short-term municipal securities during the six months ended June 30, 2000.

The identified cost and unrealized appreciation (depreciation) in value of the investments owned by the Trust at June 30, 2000, as computed for federal income tax purposes, were as follows:

Identified cost                                             $38,280,983
-----------------------------------------------------------------------
Gross unrealized appreciation                               $ 1,493,734
Gross unrealized depreciation                                (1,440,592)
-----------------------------------------------------------------------
Net unrealized appreciation                                 $    53,142
-----------------------------------------------------------------------


6  Capital Transactions
------------------------------------------------------------------------
The Declaration of Trust allows the Trustees to issue an unlimited number of $0.01 par value shares of common stock. Transactions in common shares were as follows:

                                      Six Months Ended
                                       June 30, 2000       Year Ended
                                        (Unaudited)    December 31, 1999
------------------------------------------------------------------------
Beginning shares                         2,314,859          2,311,664

Shares issued pursuant to the Trust's
  dividend reinvestment plan                    --              3,195
------------------------------------------------------------------------
Ending shares                            2,314,859          2,314,859
------------------------------------------------------------------------


7  Annual Meeting of Shareholders
------------------------------------------------------------------------
The Trust held its annual meeting of Shareholders on May 16, 2000. 2,314,859 common shares and 200 Auction Preferred Shares (APS) were outstanding on March 27, 2000, the record date for shares eligible to vote at the meeting. 2,048,069 (88.47% of the record date common shares) and 197 APS shares (98.50% of the record date APS shares) were represented at the meeting. The following actions were taken by the shareholders:

Item 1: The election of James F. Carlin, Thomas H. Green, III, Walter B. Prince, Edward M. Murphy and James M. Storey as Trustees of the Trust. Messrs. Carlin and Green were designated the Nominees that will represent the APS shareholders:

                                      Number of
Nominees for Trustee                   Shares
Elected by APS Shareholders          Affirmative          Withheld
------------------------------------------------------------------------
James F. Carlin                          194                  3

Thomas H. Green, III                     196                  1

                                      Number of
Nominees for Trustee                   Shares
Elected by All Shareholders          Affirmative          Withheld
------------------------------------------------------------------------
Walter B. Prince                      1,991,497            56,769

Edward M. Murphy                      2,020,897            27,369

James M. Storey                       2,020,597            27,669

Item 2: The ratification of the selection of PricewaterhouseCoopers LLP as independent accountants to the Trust for the fiscal year ending December 31, 2000.

                                      Number of
                                       Shares
------------------------------------------------------------------------
Affirmative                          2,016,616

Against                                 14,030

Abstain                                 17,620



The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2000

OTHER INFORMATION

From time to time in the future, the Trust may effect redemptions and/or repurchases of its Auction Preferred Shares as provided in the applicable constituent instruments or as agreed upon by the Trust and holders of Auction Preferred Shares. The Trust would generally effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements.



The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2000

INVESTMENT MANAGEMENT

The Massachusetts Health & Education Tax-Exempt Trust

Officers
Thomas J. Fetter, CFA
President

Robert B. MacIntosh, CFA
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Eric G. Woodbury, Esq.
Secretary

Kristin S. Anagnost
Assistant Treasurer and
Assistant Secretary

Board of Trustees
Walter B. Prince, Esq., Chairman
Partner, Prince, Lobel, & Tye

James F. Carlin
Chairman of the Massachusetts Board of Higher
Education and Chairman & CEO of
Carlin Consolidated, Inc.

Thomas H. Green III, Esq.
Director of Salomon Smith Barney,
Public Finance Department

Edward M. Murphy
CEO, Alliance Health Incorporated, and
Former Executive Director of the
Massachusetts Health & Education Facilities Authority

James M. Storey, Esq.
Trustee, various investment companies



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Investment Advisor and Administrator
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian, Transfer Agent,
Dividend Disbursing Agent and Registrar
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

The Massachusetts Health & Education Tax-Exempt Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

278-8/00                                                 MHEFASRC